UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Calamos Convertible and
                                                   High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC,
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD: July 31, 2005

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (86.8%)
                   CONSUMER DISCRETIONARY (19.0%)
$ 2,710,000        Asbury Automotive Group, Inc.^
                   9.000%, 06/15/12                              $    2,831,950
  9,034,000        Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                   9,745,427
  4,517,000        Broder Bros. Co.
                   11.250%, 10/15/10                                  4,471,830
  4,517,000        DEX Media, Inc.^
                   8.000%, 11/15/13                                   4,855,775
 11,844,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                  22,885,569
                   General Motors Corp.^
  7,137,000        8.250%, 07/15/23                                   6,423,300
    723,000        7.125%, 07/15/13                                     683,235
                   Goodyear Tire & Rubber Company^
  6,324,000        7.857%, 08/15/11                                   6,418,860
  4,517,000        7.000%, 03/15/28                                   3,636,185
  8,402,000        Hasbro, Inc.
                   6.600%, 07/15/28                                   8,710,530
  5,691,000        Houghton Mifflin Company^
                   9.875%, 02/01/13                                   6,231,645
  3,614,000        IMAX Corp.^
                   9.625%, 12/01/10                                   3,871,497
  3,614,000        Inn of the Mountain Gods
                   12.000%, 11/15/10                                  4,187,722
  4,517,000        Interpublic Group of
                   Companies, Inc.
                   7.250%, 08/15/11                                   4,508,196
  2,710,000        Intrawest Corp.
                   7.500%, 10/15/13                                   2,804,850
                   J.C. Penney Company, Inc.
  1,807,000        9.000%, 08/01/12                                   2,152,175
  1,355,000        7.650%, 08/15/16                                   1,551,567
  2,710,000        Jarden Corp.
                   9.750%, 05/01/12                                   2,916,637
  4,472,000        Kellwood Company
                   7.625%, 10/15/17                                   4,583,800
  3,388,000        La Quinta, Corp.^
                   8.875%, 03/15/11                                   3,688,685
  3,162,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                   3,142,237
  2,710,000        Mandalay Resort Group^
                   7.625%, 07/15/13                                   2,886,150
 10,685,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                  11,513,087
    903,000        Pinnacle Entertainment, Inc.
                   8.250%, 03/15/12                                     954,923
  7,227,000        Rent-A-Center, Inc.
                   7.500%, 05/01/10                                   7,425,743
  3,388,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                   2,906,254
  4,065,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                   3,578,316
 10,750,000        Royal Caribbean Cruises, Ltd.^
                   7.500%, 10/15/27                                  11,825,000
  4,517,000        Russell Corp.
                   9.250%, 05/01/10                                   4,799,313


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 7,769,000        Vail Resorts, Inc.
                   6.750%, 02/15/14                              $    7,982,648
  6,324,000        Warnaco Group, Inc.^
                   8.875%, 06/15/13                                   6,988,020
                   Warner Music Group
  1,807,000   GBP  8.125%, 04/15/14                                   3,239,410
  1,807,000        7.375%, 04/15/14^                                  1,874,763
                   WCI Communities, Inc.
  5,872,000        7.875%, 10/01/13                                   6,011,460
  2,710,000        6.625%, 03/15/15                                   2,533,850
                                                                 --------------
                                                                    184,820,609
                                                                 --------------
                   CONSUMER STAPLES (7.4%)
  1,807,000        Central Garden & Pet Company^
                   9.125%, 02/01/13                                   1,960,595
  4,969,000        Chattem, Inc.^
                   7.000%, 03/01/14                                   5,155,337
  4,065,000        Chiquita Brands
                   International, Inc.
                   7.500%, 11/01/14                                   3,963,375
  5,109,000        Del Monte Foods Company
                   8.625%, 12/15/12                                   5,645,445
                   Dole Food Company, Inc.
  4,375,000        8.875%, 03/15/11                                   4,714,063
  4,029,000        8.625%, 05/01/09                                   4,351,320
  2,041,000        Gold Kist, Inc.
                   10.250%, 03/15/14                                  2,319,086
 12,196,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                  12,150,265
  3,614,000        Pinnacle Foods Holding^
                   8.250%, 12/01/13                                   3,306,810
  5,782,000        Playtex Products, Inc.
                   8.000%, 03/01/11                                   6,215,650
                   Rayovac Corp.
  9,937,000        8.500%, 10/01/13                                  10,533,220
  2,710,000        7.375%, 02/01/15^                                  2,689,675
  4,969,000        Revlon, Inc.
                   9.500%, 04/01/11                                   4,832,353
  1,807,000        Smithfield Foods, Inc.
                   7.750%, 05/15/13                                   1,996,735
  1,898,000        WH Intermediate Holdings, Ltd.
                   9.500%, 04/01/11                                   2,040,350
                                                                 --------------
                                                                     71,874,279
                                                                 --------------
                   ENERGY (9.7%)
                   Chesapeake Energy Corp.^
  3,614,000        6.875%, 01/15/16                                   3,767,595
  1,807,000        7.750%, 01/15/15                                   1,960,595
  4,517,000        Forest Oil Corp.
                   8.000%, 12/15/11                                   4,991,285
  9,847,000        General Maritime Corp.
                   10.000%, 03/15/13                                 10,807,082
                   Giant Industries, Inc.
  5,420,000        8.000%, 05/15/14                                   5,718,100
  1,807,000        11.000%, 05/15/12                                  2,050,945
 10,253,000        Houston Exploration Company^
                   7.000%, 06/15/13                                  10,765,650
  4,156,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                   4,280,680


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
1

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 2,471,000        Lone Star Technologies, Inc.
                   9.000%, 06/01/11                              $    2,650,147
                   Overseas Shipholding Group, Inc.
  2,710,000        7.500%, 02/15/24                                   2,628,700
    912,000        8.750%, 12/01/13                                   1,035,120
  4,178,000        Paramount Resources Ltd.
                   8.500%, 01/31/13                                   4,282,450
                   Petroleo Brasileiro, SA
  6,775,000        8.375%, 12/10/18^                                  7,232,313
  4,517,000        9.125%, 07/02/13                                   5,149,380
 15,809,000        Premcor Refining Group, Inc.^
                   7.500%, 06/15/15                                  17,152,765
    903,000        Stone Energy Corp.
                   6.750%, 12/15/14                                     898,485
  2,710,000        Swift Energy Company
                   7.625%, 07/15/11                                   2,845,500
  5,872,000        Whiting Petroleum Corp.
                   7.250%, 05/01/12                                   6,004,120
                                                                 --------------
                                                                     94,220,912
                                                                 --------------
                   FINANCIALS (3.9%)
  4,336,000        Fairfax Financial
                   Holdings, Ltd.^
                   7.750%, 04/26/12                                   4,249,280
                   Host Marriott Corp.^
  9,937,000        7.125%, 11/01/13                                  10,421,429
  1,897,000        9.250%, 10/01/07                                   2,048,760
 10,841,000        Leucadia National Corp.
                   7.000%, 08/15/13                                  11,030,717
                   Senior Housing Properties Trust
  4,833,000        7.875%, 04/15/15                                   5,219,640
  4,517,000        8.625%, 01/15/12                                   5,092,918
                                                                 --------------
                                                                     38,062,744
                                                                 --------------
                   HEALTH CARE (6.9%)
  9,043,000        Alpharma, Inc.
                   8.625%, 05/01/11                                   9,043,000
 14,703,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                 14,960,303
 13,190,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                  13,882,475
  2,710,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                   2,967,450
  2,710,000        Psychiatric Solutions, Inc.*^
                   7.750%, 07/15/15                                   2,777,750
  5,872,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                  6,576,640
  9,124,000        Tenet Healthcare Corp.*
                   9.250%, 02/01/15                                   9,443,340
  6,324,000        Vanguard Health Systems, Inc.^
                   9.000%, 10/01/14                                   6,908,970
                                                                 --------------
                                                                     66,559,928
                                                                 --------------
                   INDUSTRIALS (13.1%)
  2,484,000        Accuride Corp.
                   8.500%, 02/01/15                                   2,589,570
  5,420,000        American Airlines, Inc.
                   7.250%, 02/05/09                                   5,162,550
  2,258,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                   2,455,575


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
                   BE Aerospace, Inc.
$ 2,710,000        8.875%, 05/01/11^                             $    2,906,475
  1,807,000        8.500%, 10/01/10                                   2,001,252
 15,358,000        CNH Global, NV
                   9.250%, 08/01/11                                  16,701,825
 14,906,000        Esterline Technologies Corp.
                   7.750%, 06/15/13                                  15,949,420
  3,162,000        Gardner Denver, Inc.*
                   8.000%, 05/01/13                                   3,351,720
  1,355,000        GATX Corp.
                   8.875%, 06/01/09                                   1,522,688
  3,586,000        General Cable Corp.
                   9.500%, 11/15/10                                   3,747,370
  2,258,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                   2,365,255
  7,679,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                   8,485,295
                   JLG Industries, Inc.^
  6,866,000        8.250%, 05/01/08                                   7,346,620
  3,162,000        8.375%, 06/15/12                                   3,367,530
  2,710,000        Legrand Holding, SA
                   8.500%, 02/15/25                                   3,279,100
  3,926,000        Manitowoc Company, Inc.
                   10.500%, 08/01/12                                  4,456,010
 11,744,000        Mobile Mini, Inc.
                   9.500%, 07/01/13                                  13,182,640
  4,517,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                  4,731,558
  2,168,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                   2,363,120
                   Sequa Corp.
  6,324,000        8.875%, 04/01/08                                   6,877,350
  1,807,000        9.000%, 08/01/09                                   2,014,805
                   Terex Corp.
  6,324,000        9.250%, 07/15/11                                   6,908,970
  5,533,000        7.375%, 01/15/14^                                  5,837,315
                                                                 --------------
                                                                    127,604,013
                                                                 --------------
                   INFORMATION TECHNOLOGY (7.6%)
  5,872,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                   5,974,760
  2,475,000        Arrow Electronics, Inc.
                   6.875%, 06/01/18                                   2,640,271
                   Celestica, Inc.
  7,679,000        7.625%, 07/01/13                                   7,794,185
  3,614,000        7.875%, 07/01/11^                                  3,740,490
  1,807,000        Flextronics International, Ltd.^
                   6.500%, 05/15/13                                   1,870,245
  4,517,000        Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                                   4,833,190
                   Iron Mountain, Inc.
  3,614,000   GBP  7.250%, 04/15/14*                                  6,018,315
  1,807,000        6.625%, 01/01/16^                                  1,730,203
  4,652,000        Lucent Technologies, Inc.
                   6.500%, 01/15/28                                   4,198,430
  4,517,000        Sanmina-Sci Corp.
                   10.375%, 01/15/10                                  5,036,455


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
2

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 3,614,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                             $    3,668,210
  6,324,000        Telcordia Technologies*
                   10.000%, 03/15/13                                  6,165,900
 18,520,000        Xerox Corp.^
                   7.625%, 06/15/13                                  19,862,700
                                                                 --------------
                                                                     73,533,354
                                                                 --------------
                   MATERIALS (14.4%)
                   Aleris International, Inc.
  4,698,000        10.375%, 10/15/10                                  5,203,035
  3,484,000        9.000%, 11/15/14                                   3,666,910
  8,131,000        Arch Western Finance, LLC^
                   6.750%, 07/01/13                                   8,395,257
  4,517,000        Ball Corp.^
                   6.875%, 12/15/12                                   4,788,020
  5,420,000        Bowater, Inc.^
                   6.500%, 06/15/13                                   5,379,350
  4,065,000        Buckeye Technologies, Inc.
                   8.500%, 10/01/13                                   4,217,437
 17,183,000        Equistar Chemicals, LP
                   10.625%, 05/01/11                                 19,244,960
 11,609,000        Freeport-McMoRan Copper & Gold, Inc.^
                   10.125%, 02/01/10                                 12,944,035
 13,551,000        Georgia-Pacific Corp.^
                   8.000%, 01/15/14                                  14,973,855
  5,420,000        IPSCO, Inc.
                   8.750%, 06/01/13                                   6,083,950
  2,710,000        Massey Energy Company
                   6.950%, 03/01/07                                   2,784,525
  8,131,000        Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                   8,009,035
  4,743,000        Novelis, Inc.*
                   7.250%, 02/15/15                                   4,873,432
 11,744,000        Polyone Corp.^
                   10.625%, 05/15/10                                 12,683,520
                   Pope & Talbot, Inc.
  3,207,000        8.375%, 06/01/13                                   3,190,965
  1,807,000        8.375%, 06/01/13                                   1,797,965
  4,517,000        Sealed Air Corp.*
                   6.875%, 07/15/33                                   4,935,274
                   Steel Dynamics, Inc.
  4,229,000        9.500%, 03/15/09                                   4,535,603
  1,807,000        9.500%, 03/15/09                                   1,938,008
  1,807,000        Texas Industries, Inc.*
                   7.250%, 07/15/13                                   1,915,420
                   Union Carbide Corp.
  4,381,000        7.875%, 04/01/23^                                  4,870,730
  2,936,000        7.500%, 06/01/25                                   3,180,948
                                                                 --------------
                                                                    139,612,234
                                                                 --------------
                   TELECOMMUNICATION SERVICES (1.4%)
  5,420,000        AT&T Corp.
                   9.750%, 11/15/31                                   7,046,000
  6,324,000        Nextel Communications, Inc.
                   7.375%, 08/01/15                                   6,845,730
                                                                 --------------
                                                                     13,891,730
                                                                 --------------


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
                   UTILITIES (3.4%)
$ 4,517,000        Centerpoint Energy, Inc.^
                   6.850%, 06/01/15                              $    5,014,981
                   Edison International
  5,420,000        9.875%, 04/15/11^                                  6,409,150
  3,614,000        10.000%, 08/15/08                                  4,047,680
  4,517,000        Public Service Enterprise Group, Inc.^
                   8.625%, 02/15/08                                   4,844,482
 11,383,000        Teco Energy, Inc.^
                   7.500%, 06/15/10                                  12,435,928
                                                                 --------------
                                                                     32,752,221
                                                                 --------------
                   TOTAL CORPORATE BONDS
                   (Cost $803,321,562)                              842,932,024
                                                                 --------------
CONVERTIBLE BONDS (11.2%)
                   CONSUMER DISCRETIONARY (1.9%)
  6,500,000        Lamar Advertising Company^
                   2.875%, 12/31/10                                   6,841,250
  2,125,000        Lions Gate Entertainment Corp.
                   3.625%, 03/15/25                                   2,167,500
  9,000,000        Walt Disney Company^
                   2.125%, 04/15/23                                   9,315,000
                                                                 --------------
                                                                     18,323,750
                                                                 --------------
                   ENERGY (1.1%)
  9,000,000        Cal Dive International, Inc.^*
                   3.250%, 12/15/25                                  10,687,500
                                                                 --------------
                   INDUSTRIALS (3.4%)
 11,500,000        GATX Corp.
                   7.500%, 02/01/07                                  14,145,000
  6,400,000        Lockheed Martin Corp.^++
                   3.018%, 08/15/33                                   6,801,216
  3,500,000        Quanta Services, Inc.^
                   4.500%, 10/01/23                                   3,946,250
 13,000,000        Roper Industries, Inc.
                   1.481%, 01/15/34                                   7,085,000
  1,100,000        Titan International, Inc.^
                   5.250%, 07/26/09                                   1,278,750
                                                                 --------------
                                                                     33,256,216
                                                                 --------------
                   INFORMATION TECHNOLOGY (2.9%)
  6,500,000        Advanced Micro Devices, Inc.++
                   4.750%, 02/01/22                                   6,873,750
  5,500,000        DST Systems, Inc.^
                   4.125%, 08/15/23                                   6,586,250
  7,800,000        Liberty Media Corp.^
                   3.500%, 01/15/31                                   7,556,250
  6,500,000        LSI Logic Corp.
                   4.000%, 05/15/10                                   6,873,750
                                                                 --------------
                                                                     27,890,000
                                                                 --------------
                   TELECOMMUNICATION SERVICES (0.4%)
                   Liberty Media Corp. (Sprint PCS Group)
  4,142,000        3.750%, 02/15/30                                   2,417,892
  1,974,000        4.000%, 11/15/29^                                  1,221,413
                                                                 --------------
                                                                      3,639,305
                                                                 --------------


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
3

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
                   UTILITIES (1.5%)
$ 6,500,000        Centerpoint Energy, Inc.
                   3.750%, 05/15/23                              $    8,125,000
  3,500,000   GBP  Scottish and Southern Energy, PLC
                   3.750%, 10/29/09                                   6,920,432
                                                                 --------------
                                                                     15,045,432
                                                                 --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $105,898,959)                              108,842,203
                                                                 --------------
SYNTHETIC CONVERTIBLE SECURITIES (10.9%)
                  CORPORATE BONDS (9.3%)
                   CONSUMER DISCRETIONARY (2.0%)
    290,000        Asbury Automotive Group, Inc.^
                   9.000%, 06/15/12                                     303,050
    966,000        Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                   1,042,072
    483,000        Broder Bros. Co.
                   11.250%, 10/15/10                                    478,170
    483,000        DEX Media, Inc.^
                   8.000%, 11/15/13                                     519,225
  1,267,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                   2,448,161
                   General Motors Corp.^
    763,000        8.250%, 07/15/23                                     686,700
     77,000        7.125%, 07/15/13                                      72,765
                   Goodyear Tire & Rubber Company^
    676,000        7.857%, 08/15/11                                     686,140
    483,000        7.000%, 03/15/28                                     388,815
    898,000        Hasbro, Inc.
                   6.600%, 07/15/28                                     930,975
    609,000        Houghton Mifflin Company^
                   9.875%, 02/01/13                                     666,855
    386,000        IMAX Corp.^
                   9.625%, 12/01/10                                     413,502
    386,000        Inn of the Mountain Gods
                   12.000%, 11/15/10                                    447,277
    483,000        Interpublic Group of
                   Companies, Inc.
                   7.250%, 08/15/11                                     482,059
    290,000        Intrawest Corp.
                   7.500%, 10/15/13                                     300,150
                   J.C. Penney Company, Inc.
    193,000        9.000%, 08/01/12                                     229,867
    145,000        7.650%, 08/15/16                                     166,035
    290,000        Jarden Corp.
                   9.750%, 05/01/12                                     312,112
    478,000        Kellwood Company
                   7.625%, 10/15/17                                     489,950
    362,000        La Quinta, Corp.^
                   8.875%, 03/15/11                                     394,127
    338,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                     335,887
    290,000        Mandalay Resort Group^
                   7.625%, 07/15/13                                     308,850
  1,143,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                   1,231,583


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$    97,000        Pinnacle Entertainment, Inc.
                   8.250%, 03/15/12                              $      102,578
    773,000        Rent-A-Center, Inc.
                   7.500%, 05/01/10                                     794,258
    362,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                     310,527
    435,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                     382,919
  1,150,000        Royal Caribbean Cruises, Ltd.^
                   7.500%, 10/15/27                                   1,265,000
    483,000        Russell Corp.
                   9.250%, 05/01/10                                     513,188
    831,000        Vail Resorts, Inc.
                   6.750%, 02/15/14                                     853,853
    676,000        Warnaco Group, Inc.^
                   8.875%, 06/15/13                                     746,980
                   Warner Music Group
    193,000   GBP  8.125%, 04/15/14                                     345,991
    193,000        7.375%, 04/15/14^                                    200,238
                   WCI Communities, Inc.
    628,000        7.875%, 10/01/13                                     642,915
    290,000        6.625%, 03/15/15                                     271,150
                                                                 --------------
                                                                     19,763,924
                                                                 --------------
                   CONSUMER STAPLES (0.8%)
    193,000        Central Garden & Pet Company^
                   9.125%, 02/01/13                                     209,405
    531,000        Chattem, Inc.^
                   7.000%, 03/01/14                                     550,912
    435,000        Chiquita Brands
                   International, Inc.
                   7.500%, 11/01/14                                     424,125
    546,000        Del Monte Foods Company
                   8.625%, 12/15/12                                     603,330
                   Dole Food Company, Inc.
    468,000        8.875%, 03/15/11                                     504,270
    431,000        8.625%, 05/01/09                                     465,480
    218,000        Gold Kist, Inc.
                   10.250%, 03/15/14                                    247,703
  1,304,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   1,299,110
    386,000        Pinnacle Foods Holding^
                   8.250%, 12/01/13                                     353,190
    618,000        Playtex Products, Inc.
                   8.000%, 03/01/11                                     664,350
                   Rayovac Corp.
  1,063,000        8.500%, 10/01/13                                   1,126,780
    290,000        7.375%, 02/01/15^                                    287,825
    531,000        Revlon, Inc.
                   9.500%, 04/01/11                                     516,398
    193,000        Smithfield Foods, Inc.
                   7.750%, 05/15/13                                     213,265
    203,000        WH Intermediate Holdings, Ltd.
                   9.500%, 04/01/11                                     218,225
                                                                 --------------
                                                                      7,684,368
                                                                 --------------
                   ENERGY (1.1%)
                   Chesapeake Energy Corp.^
    386,000        6.875%, 01/15/16                                     402,405
    193,000        7.750%, 01/15/15                                     209,405


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
4

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$   483,000        Forest Oil Corp.
                   8.000%, 12/15/11                              $      533,715
  1,053,000        General Maritime Corp.
                   10.000%, 03/15/13                                  1,155,667
                   Giant Industries, Inc.
    580,000        8.000%, 05/15/14                                     611,900
    193,000        11.000%, 05/15/12                                    219,055
  1,097,000        Houston Exploration Company^
                   7.000%, 06/15/13                                   1,151,850
    444,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                     457,320
    264,000        Lone Star Technologies, Inc.
                   9.000%, 06/01/11                                     283,140
                   Overseas Shipholding Group, Inc.
    290,000        7.500%, 02/15/24                                     281,300
     98,000        8.750%, 12/01/13                                     111,230
    447,000        Paramount Resources Ltd.
                   8.500%, 01/31/13                                     458,175
                   Petroleo Brasileiro, SA
    725,000        8.375%, 12/10/18^                                    773,938
    483,000        9.125%, 07/02/13                                     550,620
  1,691,000        Premcor Refining Group, Inc.^
                   7.500%, 06/15/15                                   1,834,735
     97,000        Stone Energy Corp.
                   6.750%, 12/15/14                                      96,515
    290,000        Swift Energy Company
                   7.625%, 07/15/11                                     304,500
    628,000        Whiting Petroleum Corp.
                   7.250%, 05/01/12                                     642,130
                                                                 --------------
                                                                     10,077,600
                                                                 --------------
                   FINANCIALS (0.4%)
    464,000        Fairfax Financial
                   Holdings, Ltd.^
                   7.750%, 04/26/12                                     454,720
                   Host Marriott Corp.^
  1,063,000        7.125%, 11/01/13                                   1,114,821
    203,000        9.250%, 10/01/07                                     219,240
  1,159,000        Leucadia National Corp.
                   7.000%, 08/15/13                                   1,179,282
                   Senior Housing Properties Trust
    517,000        7.875%, 04/15/15                                     558,360
    483,000        8.625%, 01/15/12                                     544,583
                                                                 --------------
                                                                      4,071,006
                                                                 --------------
                   HEALTH CARE (0.7%)
    967,000        Alpharma, Inc.
                   8.625%, 05/01/11                                     967,000
  1,572,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                  1,599,510
  1,410,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                   1,484,025
    290,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                     317,550
    290,000        Psychiatric Solutions, Inc.*^
                   7.750%, 07/15/15                                     297,250
    628,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                    703,360
    976,000        Tenet Healthcare Corp.*
                   9.250%, 02/01/15                                   1,010,160


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$   676,000        Vanguard Health Systems, Inc.^
                   9.000%, 10/01/14                              $      738,530
                                                                 --------------
                                                                      7,117,385
                                                                 --------------
                   INDUSTRIALS (1.4%)
    266,000        Accuride Corp.
                   8.500%, 02/01/15                                     277,305
    580,000        American Airlines, Inc.
                   7.250%, 02/05/09                                     552,450
    242,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                     263,175
                   BE Aerospace, Inc.
    290,000        8.875%, 05/01/11^                                    311,025
    193,000        8.500%, 10/01/10                                     213,747
  1,642,000        CNH Global, NV
                   9.250%, 08/01/11                                   1,785,675
  1,594,000        Esterline Technologies Corp.
                   7.750%, 06/15/13                                   1,705,580
    338,000        Gardner Denver, Inc.*
                   8.000%, 05/01/13                                     358,280
    145,000        GATX Corp.
                   8.875%, 06/01/09                                     162,944
    384,000        General Cable Corp.
                   9.500%, 11/15/10                                     401,280
    242,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                     253,495
    821,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                     907,205
                   JLG Industries, Inc.^
    734,000        8.250%, 05/01/08                                     785,380
    338,000        8.375%, 06/15/12                                     359,970
    290,000        Legrand Holding, SA
                   8.500%, 02/15/25                                     350,900
    420,000        Manitowoc Company, Inc.
                   10.500%, 08/01/12                                    476,700
  1,256,000        Mobile Mini, Inc.
                   9.500%, 07/01/13                                   1,409,860
    483,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                    505,943
    232,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                     252,880
                   Sequa Corp.
    676,000        8.875%, 04/01/08                                     735,150
    193,000        9.000%, 08/01/09                                     215,195
                   Terex Corp.
    676,000        9.250%, 07/15/11                                     738,530
    592,000        7.375%, 01/15/14^                                    624,560
                                                                 --------------
                                                                     13,647,229
                                                                 --------------
                   INFORMATION TECHNOLOGY (0.8%)
    628,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                     638,990
    265,000        Arrow Electronics, Inc.
                   6.875%, 06/01/18                                     282,696
                   Celestica, Inc.
    821,000        7.625%, 07/01/13                                     833,315
    386,000        7.875%, 07/01/11^                                    399,510
    193,000        Flextronics International, Ltd.^
                   6.500%, 05/15/13                                     199,755


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
5

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$   483,000        Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                              $      516,810
                   Iron Mountain, Inc.
    386,000   GBP  7.250%, 04/15/14*                                    642,797
    193,000        6.625%, 01/01/16^                                    184,798
    498,000        Lucent Technologies, Inc.
                   6.500%, 01/15/28                                     449,445
    483,000        Sanmina-Sci Corp.
                   10.375%, 01/15/10                                    538,545
    386,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                    391,790
    676,000        Telcordia Technologies*
                   10.000%, 03/15/13                                    659,100
  1,980,000        Xerox Corp.^
                   7.625%, 06/15/13                                   2,123,550
                                                                 --------------
                                                                      7,861,101
                                                                 --------------
                   MATERIALS (1.5%)
                   Aleris International, Inc.
    502,000        10.375%, 10/15/10                                    555,965
    373,000        9.000%, 11/15/14                                     392,582
    869,000        Arch Western Finance, LLC^
                   6.750%, 07/01/13                                     897,242
    483,000        Ball Corp.^
                   6.875%, 12/15/12                                     511,980
    580,000        Bowater, Inc.^
                   6.500%, 06/15/13                                     575,650
    435,000        Buckeye Technologies, Inc.
                   8.500%, 10/01/13                                     451,312
  1,837,000        Equistar Chemicals, LP
                   10.625%, 05/01/11                                  2,057,440
  1,241,000        Freeport-McMoRan Copper & Gold, Inc.^
                   10.125%, 02/01/10                                  1,383,715
  1,449,000        Georgia-Pacific Corp.^
                   8.000%, 01/15/14                                   1,601,145
    580,000        IPSCO, Inc.
                   8.750%, 06/01/13                                     651,050
    290,000        Massey Energy Company
                   6.950%, 03/01/07                                     297,975
    869,000        Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                     855,965
    507,000        Novelis, Inc.*
                   7.250%, 02/15/15                                     520,943
  1,256,000        Polyone Corp.^
                   10.625%, 05/15/10                                  1,356,480
                   Pope & Talbot, Inc.
    343,000        8.375%, 06/01/13                                     341,285
    193,000        8.375%, 06/01/13                                     192,035
    483,000        Sealed Air Corp.*
                   6.875%, 07/15/33                                     527,726
                   Steel Dynamics, Inc.
    452,000        9.500%, 03/15/09                                     484,770
    193,000        9.500%, 03/15/09                                     206,993
    193,000        Texas Industries, Inc.*
                   7.250%, 07/15/13                                     204,580
                   Union Carbide Corp.
    469,000        7.875%, 04/01/23^                                    521,427


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$   314,000        7.500%, 06/01/25                              $      340,197
                                                                 --------------
                                                                     14,928,457
                                                                 --------------
                   TELECOMMUNICATION SERVICES (0.2%)
    580,000        AT&T Corp.
                   9.750%, 11/15/31                                     754,000
    676,000        Nextel Communications, Inc.
                   7.375%, 08/01/15                                     731,770
                                                                 --------------
                                                                      1,485,770
                                                                 --------------
                   UTILITIES (0.4%)
    483,000        Centerpoint Energy, Inc.^
                   6.850%, 06/01/15                                     536,249
                   Edison International
    580,000        9.875%, 04/15/11^                                    685,850
    386,000        10.000%, 08/15/08                                    432,320
    483,000        Public Service Enterprise Group, Inc.^
                   8.625%, 02/15/08                                     518,017
  1,217,000        Teco Energy, Inc.^
                   7.500%, 06/15/10                                   1,329,573
                                                                 --------------
                                                                      3,502,009
                                                                 --------------

                   TOTAL CORPORATE BONDS                             90,138,849
                                                                 --------------


NUMBER OF
CONTRACTS                                                             VALUE
--------------------------------------------------------------------------------
                  OPTIONS (1.6%)
                   CONSUMER DISCRETIONARY (0.5%)
        600        eBay, Inc.#
                   Call, 01/20/07, Strike 42.50                         438,000
      3,100        Home Depot, Inc.#
                   Call, 01/20/07, Strike 40.00                       2,356,000
      2,900        YUM! Brands, Inc.#
                   Call, 01/20/07, Strike 50.00                       2,276,500
                                                                 --------------
                                                                      5,070,500
                                                                 --------------
                   CONSUMER STAPLES (0.1%)
      2,800        Constellation Brands, Inc.#
                   Call, 01/20/07, Strike 27.50                       1,288,000
                                                                 --------------
                   ENERGY (0.2%)
      1,600        Transocean, Inc.#
                   Call, 01/20/07, Strike 55.00                       1,832,000
                                                                 --------------
                   FINANCIALS (0.2%)
      2,500        Allstate Corp.#
                   Call, 01/20/07, Strike 55.00                       2,450,000
                                                                 --------------
                   HEALTH CARE (0.2%)
      2,000        UnitedHealth Group Incorporated#
                   Call, 01/20/07, Strike 52.50                       1,590,000
                                                                 --------------
                   INFORMATION TECHNOLOGY (0.4%)
      2,000        Apple Computer, Inc.#
                   Call, 01/20/07, Strike 37.50                       2,300,000


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


NUMBER OF
CONTRACTS                                                             VALUE
--------------------------------------------------------------------------------
      5,100        Nokia Corp.#
                   Call, 01/20/07, Strike 15.00                    $  1,377,000
                                                                 --------------
                                                                      3,677,000
                                                                 --------------

                   TOTAL OPTIONS                                     15,907,500
                                                                 --------------
                   TOTAL SYNTHETIC
                   CONVERTIBLE SECURITIES
                   (Cost $99,265,188)                               106,046,349
                                                                 --------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (30.3%)
                   CONSUMER DISCRETIONARY (4.9%)
  1,145,000        Ford Motor Company Capital
                   Trust II
                   6.500%                                            47,757,950
                                                                 --------------
                   CONSUMER STAPLES (2.8%)
  1,190,000        Albertson's, Inc.
                   7.250%                                            27,072,500
                                                                 --------------
                   ENERGY (3.5%)
    210,000        Amerada Hess Corp.
                   7.000%                                            21,369,600
    102,700        Chesapeake Energy Corp.*
                   5.000%                                            12,914,525
                                                                 --------------
                                                                     34,284,125
                                                                 --------------
                   FINANCIALS (12.9%)
    635,000        Chubb Corp.
                   7.000%                                            20,554,950
 19,000,000        Fortis, NV (Assurant)*
                   7.750%                                            21,161,250
    215,000        Hartford Financial
                   Services Group, Inc.
                   7.000%                                            15,735,850
    350,000        Lazard, Ltd.
                   6.625%                                             8,599,500
    450,000        Lehman Brothers
                   Holdings, Inc. 6.250%                             11,632,500
    230,000        Merrill Lynch & Company, Inc.
                   6.750%                                             8,490,220
    325,000        Metlife, Inc.
                   6.375%                                             8,992,750
    570,000        National Australia Bank, Ltd.
                   7.875%                                            22,429,500
    150,000        Washington Mutual, Inc.
                   5.375%                                             8,070,000
                                                                 --------------
                                                                    125,666,520
                                                                 --------------
                   HEALTH CARE (2.2%)
    370,000        Baxter International, Inc.
                   7.000%                                            20,838,400
                                                                 --------------
                   INDUSTRIALS (0.9%)
  3,000,000   GBP  BAE Systems, PLC
                   7.750%                                             8,089,123
                                                                 --------------
                   UTILITIES (3.1%)
     80,000        Southern Union Company
                   5.000%                                             4,052,000


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
    375,000        TXU Corp.
                   8.125%                                        $   26,385,000
                                                                 --------------
                                                                     30,437,000
                                                                 --------------
                   TOTAL CONVERTIBLE
                   PREFERRED STOCKS
                   (Cost $271,939,690)                              294,145,618
                                                                 --------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%)
$11,726,000        Citigroup, Inc.
                   3.190%, 08/01/05                                  11,726,000
  8,000,000        UBS Finance, Inc.
                   3.190%, 08/01/05                                   8,000,000
                                                                 --------------
                   TOTAL SHORT-TERM
                   INVESTMENTS
                   (Cost $19,726,000)                                19,726,000
                                                                 --------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (21.3%)
207,042,188        Bank of New York Institutional
                   Cash Reserve Fund
                   current rate 3.400%
                   (Cost $207,042,188)                              207,042,188
                                                                 --------------
TOTAL INVESTMENTS (162.5%)
(Cost $1,507,193,587)                                             1,578,734,382
                                                                 --------------
PAYABLE UPON RETURN OF
SECURITIES ON LOAN (-21.3%)                                        (207,042,188)
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES
(3.1%)                                                               30,245,676
                                                                 --------------
PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-44.3%)                               (430,182,509)
                                                                 --------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                            $  971,755,361
                                                                 --------------


NOTES TO SCHEDULE OF INVESTMENTS

NOTE: VALUES FOR SECURITIES DENOMINATED IN FOREIGN
CURRENCIES ARE SHOWN IN U.S. DOLLARS.

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ("QIBS"), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JULY 31, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $99,949,012 OR 10.3% OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS OF THE FUND.
^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.
#     NON-INCOME PRODUCING SECURITY.
++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 2005.


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
7

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


FOREIGN CURRENCY ABBREVIATIONS
CAD   Canadian Dollar
GBP   British Pound Sterling


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
8

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
                  --------------------------------------------

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.


OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2005 was as follows:

Cost basis of investments                                $1,512,092,532
                                                         ==============
Gross unrealized appreciation                                81,235,082
Gross unrealized depreciation                               (14,593,232)
                                                            -----------
Net unrealized appreciation (depreciation)                  $66,641,850
                                                            ===========


NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., an income component and the right or obligation to convert to an equity security ("convertible component"). The income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks, money market instruments, and other instruments that provide an income component. The convertible component is achieved by investing in warrants or options to buy

--------------------------------------------------------------------------------
common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.65% to 3.48% for the nine months ended July 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable

--------------------------------------------------------------------------------
as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of July 31, 2005 were as follows:

                                                                                   Unrealized
                Termination         Notional       Fixed Rate    Floating Rate    Appreciation
Counterparty       Date           Amount (000)    (Fund Pays)   (Fund Receives)   (Depreciation
-----------------------------------------------------------------------------------------------
Citibank NA   October 27, 2006     $100,000          2.80%       1month LIBOR      $1,637,486
Citibank NA   October 27, 2007      200,000          3.27%       1month LIBOR       4,548,596
Citibank NA   October 27, 2008      100,000          3.65%       1month LIBOR       2,240,871
                                                                                   ----------
                                                                                   $8,426,953

NOTE 6

SECURITIES LENDING. During the period ended July 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2005, the Fund had securities valued at $201,945,501 that were on loan to broker-dealers and banks and $207,042,188 in cash or cash equivalent collateral.

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ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John P. Calamos, Sr., certify that:

1. I have reviewed this report on Form N-Q of Calamos Convertible and High Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005


/s/ John P. Calamos, Sr.
-------------------------------
Principal Executive Officer


 (b) Certification of Principal Financial Officer.

I, Patrick H. Dudasik, certify that:

1. I have reviewed this report on Form N-Q of Calamos Convertible and High Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005


/s/ Patrick H. Dudasik
-------------------------------
Principal Financial Officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                    Calamos Convertible and High Income Fund

By:        /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:      John P. Calamos, Sr.
Title:     Principal Executive Officer
Date:      September 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                    Calamos Convertible and High Income Fund

By:        /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:      John P. Calamos, Sr.
Title:     Principal Executive Officer
Date:      September 28, 2005

By:        /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:      Patrick H. Dudasik
Title:     Principal Financial Officer
Date:      September 28, 2005